SEGMENT INFORMATION (Details 2) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Net interest income	$ 782,982	$ 639,175	$ 223,290
Net services fees income	177,571	150,796	71,088
Trading and investment income, net	8,268	112,952	(33,182)
Foreign exchange gains (losses), net	(46,165)	48,848	(74,461)
Other operating income	41,532	19,447	8,761
Provision for loan losses	(315,417)	(245,990)
Total operating income, net of provision for loan losses, interest and fees	741,101	627,532
Other income and expenses
Depreciation and Amortization	81,845	63,692	9,785
Other operating expenses	(649,302)	(552,935)
Total operating expenses	731,147	616,627	178,460
Income before taxes	9,954	10,905	123,029
Income (loss) taxes	(52,871)	(3,568)	17,263
Income from continuing operations	62,825	14,473	105,766
Income (loss) discontinued operations		(504)
Net income for the period	62,825	13,969	105,766
Average loans	20,857,542	17,801,885
Average investments	2,706,955	1,973,179
Chile [Member]
Disclosure of geographical areas [line items]
Net interest income	537,540	459,705	223,290
Net services fees income	135,624	112,147
Trading and investment income, net	(49,615)	38,642
Foreign exchange gains (losses), net	34,661	(26,744)
Other operating income	33,398	9,058
Provision for loan losses	(169,233)	(146,812)
Total operating income, net of provision for loan losses, interest and fees	522,375	445,996
Other income and expenses
Depreciation and Amortization	(51,213)	(40,610)
Other operating expenses	(424,733)	(397,060)
Total operating expenses	(475,946)	(437,670)
Income before taxes	46,429	8,326
Income (loss) taxes	31,188	(84)
Income from continuing operations	77,617	8,242
Income (loss) discontinued operations		(504)
Net income for the period	77,617	7,738
Average loans	15,950,784	12,645,761
Average investments	1,565,017	830,584
Colombia [Member]
Disclosure of geographical areas [line items]
Net interest income	245,442	179,470
Net services fees income	41,947	38,649
Trading and investment income, net	57,883	74,310
Foreign exchange gains (losses), net	11,504	(22,104)
Other operating income	8,134	10,389
Provision for loan losses	(146,184)	(99,178)
Total operating income, net of provision for loan losses, interest and fees	218,726	181,536
Other income and expenses
Depreciation and Amortization	(30,632)	(23,082)
Other operating expenses	(224,569)	(155,875)
Total operating expenses	(255,201)	(178,957)
Income before taxes	(36,475)	2,579
Income (loss) taxes	21,683	3,652
Income from continuing operations	(14,792)	6,231
Income (loss) discontinued operations
Net income for the period	(14,792)	6,231
Average loans	4,906,758	5,156,124
Average investments	$ 1,141,938	$ 1,142,595